Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Current versus non-current classification
3.1	Current versus non-current classification

The Company presents assets and liabilities in the balance sheets based on current and non-current classification. An asset as current when it is:

►	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
►	Held primarily for the purpose of trading;
►	Expected to be realized within twelve months after the reporting period; or
►	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

►	It is expected to be settled in a normal operating cycle;
►	It is held primarily for the purpose of trading;
►	It is due to be settled within twelve months after the reporting period; or
►	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Operating profit
3.2	Operating profit
The operating profit is the profit earned from core business operations, and does not include any profit earned from investment and the effects of interest and taxes.
Fair value measurement
3.3	Fair value measurement

The Company measures financial instruments at fair value at each balance sheet date. In addition, fair values of financial instruments measured at amortized cost are disclosed in Note 11.4.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

►	In the principal market for the asset or liability, or
►	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.3	Fair value measurement (continued)

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

►	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
►	Level 2 —Inputs other than quoted prices included within Level 1 that are observable for the assets or liability, either directly or indirectly
►	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Cash and cash equivalents
3.4	Cash and cash equivalents

Cash and cash equivalents in the consolidated balance sheet comprise of cash at banks and highly liquid investments with purchased maturities of three months or less, which are subject to an insignificant risk of change in value.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents are net of outstanding bank overdrafts as they are considered an integral part of the Company’s cash management.

The balance of bank overdraft was NIL as of December 31, 2017 and 2016.

Inventories
3.5	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost of manufactured goods is determined on the weighted average basis and, in the case of work in progress and finished goods, comprises direct materials, direct labor and an appropriate proportion of overheads based on the normal operating capacity. Cost of distributed goods is determined on the weighted average basis. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and the estimated cost necessary to make the sale.

Property, Plant and Equipment

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.6	Property, Plant and Equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and any accumulated impairment losses. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. When significant parts of property, plant and equipment are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Spare parts and servicing equipment are usually carried as inventory and recognized in profit or loss as consumed. However, major spare parts and stand-by equipment qualify as property, plant and equipment when an entity expects to use them for more than one year.

The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. A provision shall be recognized when:

(a)	an entity has a present obligation (legal or constructive) as a result of a past event;
(b)	it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and
(c)	a reliable estimate can be made of the amount of the obligation.

If these conditions are not met, no provision shall be recognized.

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

► Buildings	20-30 years
► Building improvement	5-20 years
► Machinery and equipment	5-15 years
► Motor vehicles	3-10 years
► Office equipment	3-10 years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year end, and adjusted prospectively, if appropriate.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.6	Property, Plant and Equipment (continued)

Impairment

If circumstances arise which indicate assets might be impaired, a review should be undertaken of their cash generating abilities through either use or sales. This review will produce an amount, which should be compared with the asset’s carrying value, and if the carrying value is higher, the difference must be written off as an impairment adjustment in the income statement. Further detailed methodology used for an impairment test is given in Note 3.11 - Impairment of non-financial assets.

Leases
3.7	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The arrangement is assessed for whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Finance leases

Finance leases that transfer substantially all the risks and benefits incidental to ownership of the leased item to the Company, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between the finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the income statement.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating leases

Operating lease payments are recognized as an operating expense in the income statement on a straight-line basis over the lease term.

Prepaid land lease payments under operating leases are initially stated at cost and subsequently recognized on the straight-line basis over the lease terms. The prepaid land lease payments are presented as current or non-current assets on the face of balance sheet, depending on the amount to be recognized less or more than twelve months after the reporting period.

Borrowing Costs
3.8	Borrowing Costs

Borrowing costs are required to be capitalized as part of the cost of the asset if they are directly attributable to the acquisition, construction or productions of a qualifying asset (whether or not the funds have been borrowed specifically). All other borrowing costs are recognized as an expense in the period in which they are incurred.

A qualifying asset is an asset that necessarily takes a substantial period to get ready for its intended use or sale.

Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Borrowing costs include:

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.8	Borrowing Costs (continued)
►	interest expense calculated using the effective interest method;
►	finance charges in respect of finance leases; and
►

exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs. Exchange differences are generally regarded as borrowing costs only to the extent that the combined borrowing costs, including exchange differences, approximate the amount of borrowing costs on functional currency equivalent borrowings.

For specific borrowings, the borrowing costs eligible for capitalization are the actual borrowing costs incurred related to funds that are borrowed specifically to obtain a qualifying asset less any investment income earned on the temporary investment of those borrowings.

For general borrowings, the capitalization rate applied to borrowing costs on the consolidation level will be based on cash management strategy, which might be the weighted average of the group borrowings outstanding during the period.

Investment Properties
3.9	Investment Properties

Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are carried at historical cost less provisions for depreciation and impairment. Additional costs incurred subsequent to the acquisition of an asset increase the carrying amount of the asset or recognized as a separate asset if it is probable that future economic benefits associated with the assets will flow into the Company and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred. While land is not depreciated, all other investment property is depreciated based on the respective assets estimated useful lives ranging from 20 to 30 years using the straight-line method.

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in income or loss in the period in which the property is derecognized.

International Accounting Standards (“IAS”) 40 requires disclosures about the fair value of any investment property recorded at cost. See Note 17 – Investment Properties.

Financial Instruments

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.10	Financial Instruments
(i)	Financial assets

Initial recognition and measurement

Financial assets within the scope of IAS 39 are classified as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial assets at initial recognition.

All financial assets are recognized initially at fair value plus transaction costs, except in the case of financial assets recorded at fair value through profit or loss. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as described below:

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

Financial assets at fair value through profit or loss are carried in the balance sheet at fair value with net changes in fair value presented as net loss on financial instruments (negative net changes in fair value) or net gain on financial instruments (positive net changes in fair value) in the income statement.

Derivatives not designated as hedging instruments

A derivative is a financial instrument or other contract within the scope of IAS 39 with all of the following characteristics:

(a)

its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, a credit rating or credit index, or other variable, provided in the case of a non-financial variable that the variable is not specific to a party to the contract (sometimes called the 'underlying');

(b)

it requires no initial net investment, or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and

(c)	it is settled at a future date.

Fair value is the measurement basis for all financial instruments meeting the definition of a derivative. Change in fair value of non-hedged item is recorded in profit and loss.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.10	Financial Instruments (continued)

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the effective interest rate (“EIR”) method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the income statement. The losses arising from impairment are recognized in the other operating expenses for receivables.

Held-to-maturity investments

Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held to maturity when the Company has the positive intention and ability to hold them to maturity. After initial measurement, held to maturity investments are measured at amortized cost using the EIR, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance income or finance cost in the income statement. The losses arising from impairment are recognized in the income statement as finance costs.

Available-for-sale financial assets

Available-for-sale financial assets include equity investments and debt securities. Equity investments classified as available for sale are those that are neither classified as held for trading nor designated at fair value through profit or loss. Debt securities in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in the market conditions.

After initial measurement, available-for-sale financial assets are subsequently measured at fair value with unrealized gains or losses recognized as other comprehensive income in the available-for-sale reserve until the investment is derecognized, at which time the cumulative gain or loss is recognized in other income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the available-for-sale reserve to the income statement in finance costs. Interest earned whilst holding available-for-sale financial investments is reported as finance income using the EIR method.

For a financial asset reclassified out of the available-for-sale category, the fair value carrying amount at the date of reclassification becomes its new amortized cost and any previous gain or loss on the asset that has been recognized in equity is amortized to profit or loss over the remaining life of the investment using the EIR. Any difference between the new amortized cost and the maturity amount is also amortized over the remaining life of the asset using the EIR. If the asset is subsequently determined to be impaired, then the amount recorded in equity is recognized in the income statement.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.10	Financial Instruments (continued)

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

►	The rights to receive cash flows from the asset have expired, or
►

The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

(ii)	Impairment of financial assets

The Company assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. A financial asset or a group of financial assets is deemed to be impaired if there is objective evidence of impairment as a result of one or more events that has occurred since the initial recognition of the asset (an incurred ‘loss event’) and that loss event has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.10	Financial Instruments (continued)

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Company first assesses whether objective evidence of impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Company determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

If there is objective evidence that an impairment loss has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. If a loan has a variable interest rate, the discount rate for measuring any impairment loss is the current EIR.

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in profit or loss. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as finance income in the income statement. Loans together with the associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Company. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to finance costs in the income statement.

Trade receivables impairment

For trade receivables, impairment assessment is performed firstly on an individual basis:

A financial asset is impaired (and impairment losses are determined) if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after initial recognition (a 'loss event') and that loss event (or events) has an impact on the estimated future cash flows of the financial asset that can be reliably estimated.

Objective evidence that a financial asset or group of assets is impaired includes observable data that comes to the attention of the holder about the following loss events:

►	significant financial difficulty of the issuer or obligor;
►	breach of contract, such as a default or delinquency in interest or principal payments;
►	the lender, for economic or legal reasons relating to the borrower's financial difficulty, granting to the borrower a concession that would not otherwise be considered;
►	it becoming probable that the borrower will enter bankruptcy or other financial reorganization;
►	the disappearance of an active market for that asset because of financial difficulties (but not simply because the asset is no longer publicly traded ; or
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.10	Financial Instruments (continued)
►

observable data indicating that there is a measurable decrease in the estimated future cash flows from a Company of financial assets since initial recognition, although the decrease cannot yet be identified with the individual assets in the Company, including:

•	adverse changes in the payment status of borrowers in the Company (e.g. an increased number of delayed payments); or
•	national or local economic conditions that correlate with defaults on the assets in the Company.

For trade receivables that have been individually assessed, but for which there is no objective evidence of impairment, the review for impairment is performed on a group basis, based on similar credit risk characteristics.

Available-for-sale financial assets

For available-for-sale financial assets, the Company assesses at each reporting date whether there is objective evidence that an investment or a group of investments is impaired.

In the case of equity investments classified as available-for-sale, objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost. ‘Significant’ is evaluated against the original cost of the investment and ‘prolonged’ against the period in which the fair value has been below its original cost. The Company's policy considers a significant decline to be one in which the fair value is below the weighted average original cost by more than 20%. A prolonged decline is considered to be one in which the fair value is below the weighted average original cost for a period of more than 12 months. When there is evidence of impairment, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that investment previously recognized in the income statement – is removed from other comprehensive income and recognized in the income statement. Impairment losses on equity investments are not reversed through profit or loss; increases in their fair value after impairment are recognized directly in other comprehensive income.

In the case of debt instruments classified as available for sale, impairment is assessed based on the same criteria as financial assets carried at amortized cost. However, the amount recorded for impairment is the cumulative loss measured as the difference between the amortized cost and the current fair value, less any impairment loss on that investment previously recognized in the income statement.

Future interest income continues to be accrued based on the reduced carrying amount of the asset, using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of finance income. If, in a subsequent year, the fair value of a debt instrument increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in the income statement, the impairment loss is reversed through the income statement.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.10	Financial Instruments (continued)
(iii)	Financial liabilities

Financial liabilities initial recognition and measurement

Financial liabilities within the scope of IAS 39 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

The Company’s financial liabilities include trade and other payables, bank overdrafts and interest-bearing loans and borrowings.

Subsequent measurement

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the income statement.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different  terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the income statement.

(iv)	Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated balance sheet if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(v)	Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include:

►	Using recent arm’s length market transactions
►	Reference to the current fair value of another instrument that is substantially the same
►	A discounted cash flow analysis or other valuation models

Impairment of non-financial assets
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.11	Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) fair value less costs to sell and its value in use. A CGU is the smallest group of assets that generates cash inflows that are largely independent of the cash flows from other assets or groups of assets. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or Company of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations, including impairment on inventories, are recognized in the income statement in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the income statement.

Intangible assets
3.12	Intangible assets

Computer software

The costs of acquiring software is capitalized separately as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software. Acquired software (licenses) is stated at cost less accumulated amortization and impairment losses.

Amortization of software applications is charged to operating expenses and/or cost on a straight-line basis over their estimated useful lives, from the date they are available for use.

The residual values and useful lives are reviewed at each balance sheet date and adjusted, if appropriate.

Taxes
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.13	Taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities.  The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Company operates.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

►

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

►

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

►

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

►

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.13	Taxes (continued)

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Uncertain tax position

An entity’s tax position might be uncertain; for example, where the tax treatment of an item of expense or structured transaction may be challenged by the tax authorities.

The Company considers each uncertain tax positions individually, by first considering whether each position taken in the tax return is probable of being sustained on examination by the taxing authority, and recognizing a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions are presented in the current tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters as a component of income tax expense.

Revenue recognition
3.14	Revenue recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured, regardless of when the payment is being made. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty. The Company assesses its revenue arrangements against specific criteria to determine if it is acting as principal or agent. The specific recognition criteria described below must also be met before revenue is recognized.

Sale of manufactured goods and distributed products

Revenue from the sale of goods is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer, usually on delivery of the goods.

SDI

The Company’s supply, delivery and installation services are closely interrelated in terms of their ultimate purpose or use and the customer is able to specify the major structural elements of the design.  Revenue of SDI is accounted for using the percentage-of-completion method, based on the customer certification of the length of cable laid with respect to the estimated total length of cable under the contract in accordance with IAS 11.

When the current estimates of total contract revenue and contract cost indicate a loss, a provision for the entire loss on the contract is made. Provision for losses is recognized in the period in which they become evident. On a quarterly basis, the Company reviews the budget and forecast whether a loss provision should be recorded.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.14	Revenue recognition (continued)

Revenue by significant category

	2017	2016	2015
	US$’000	US$’000	US$’000
Manufactured Products	361,853	296,075	318,672
Distributed Products	41,985	75,200	62,128
SDI	21,377	13,290	8,832
Total Revenue	425,215	384,565	389,632

Onerous operating contracts

Onerous contract is a type of contract in which the costs of meeting the obligations under the contract are higher than the economic benefits received under the contract.

The Company has contracts to supply products that cost more to produce than originally determined in the contracts due to a rise in raw material costs. The Company established the unavoidable costs of meeting the obligations under the contract as a liability for the contractual responsibilities. The liability has been calculated based on the difference between the copper price on the London Metal Exchange (the “LME”) at reporting date and the prices determined in the contracts, if the difference exceeds the profit of the originally contact, which it then recognizes in financial statements as an other operating expense and accrued liability.

Movement of provision for onerous operating contracts during the financial year is set out below:

2017
US$’000
Beginning of financial year	250
Recognized	522
Reversed	(246)
Exchange differences	29
End of financial year	555

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.14	Revenue recognition (continued)

Bill and hold transaction

The Company recognizes revenue from sales of goods under bill and hold arrangements when they have yet to be delivered, since delivery is delayed at the buyer’s request and the buyer takes title and accepts the billing and that the usual terms of payment apply.

Moreover, the inventory is on hand, clearly identified and ready for delivery to the buyer at the time the revenue is recognized and it is highly probable that delivery will be made.

Sales of goods under bill and hold arrangements are the invoiced value, excluding value added tax after deducting discounts and allowances.

Rebates

Based on IAS 18, the amount of revenue arising on a transaction is usually determined by agreement between the entity and the buyer or user of the asset. It is measured at the fair value of the consideration received or receivable taking into account the amount of any trade discounts and volume rebates allowed by the entity. Consequently, where an entity provides sales incentives to a customer when entering into a contract these are usually treated as rebates and will be included in the measurement of (i.e. deducted from) revenue when the goods are delivered or services provided.

Provisions for rebates based on attainment of sales targets are estimated and accrued as each of the underlying sales transactions is recognized.

Provision for rebate should only be recorded when there is a contractually formal signed rebate contract exists.

At interim dates, if no reliable estimate can be made, the revenue recognized on the transaction should not exceed the consideration that would be received if the maximum rebates were taken. Therefore, the Company assumes that the customers will achieve the necessary sales volume target to earn the maximum rebate. The provisions are subject to continuous review and adjustment as appropriate based on the most recent information available to management.

As of the balance sheet date, the Company recalculates and adjusts the provision for rebate based on the actual sales.

Interest income

For all financial assets measured at amortized cost, interest income is recorded using EIR. EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in finance income in the income statement.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.14	Revenue recognition (continued)

Rental income

Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease terms and is included in other operating income due to its operating nature.

Dividends

Dividend revenue is recognized when the Company’s right to receive the payment is established, which is generally when shareholders approve the dividend.

Foreign currencies
3.15	Foreign currencies

The Company’s consolidated financial statements are presented in USD, which is also the parent company’s functional currency. For each entity the Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Company’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Differences arising on settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of the hedge of the Company’s net investment of a foreign operation. These are recognized in other comprehensive income until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in other comprehensive income.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in other comprehensive income or profit or loss are also recognized in other comprehensive income or profit or loss, respectively).

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.15	Foreign currencies (continued)

Translation to the presentation currency

The results and financial position of an entity whose functional currency are translated into a different presentation currency using the following procedures:

a.	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
b.	income and expenses for each statement presenting profit or loss and other comprehensive income (ie including comparatives) are translated at exchange rates at the dates of the transactions;
c.	all resulting exchange differences shall be recognized in other comprehensive income; and
d.	for equity items, the historical rate is used; therefore, these equity items are not retranslated.

Employee benefits
3.16	Employee benefits

The Company has both defined contribution and defined benefit obligation. The liabilities of the Company arising from defined benefit obligations, and the related current service cost, are determined using the projected unit credit method.

For defined benefit plans, the cost charged to the income statement consists of current service cost, net interest cost and past service cost. Remeasurements comprising of actuarial gains and losses are recognized in the period in which they occur, directly in other comprehensive income. They are included in other comprehensive income in the statement of changes in equity and in balance sheet. Remeasurements are not reclassified to profit or loss in subsequent periods. Contributions to defined contribution plans are charged to the income statement as incurred.  All past service costs are recognized at the earlier of when the amendment occurs.

Compensated absence

The cost of accumulating paid absences is recognized when employees render the service that increases their entitlement to future paid absences.

The cost of accumulating paid absences is measured as the additional amount that the entity expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period.

Earnings per share
3.17	Earnings per share

The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the net income attributable to shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held.

In calculating diluted EPS, the number of shares should be that used in calculating the basic EPS, plus the weighted average number of shares that would be issued on the conversion of all the dilutive potential common shares into common shares. The earnings figure should be that used for basic EPS adjusted to reflect any post-tax effects from changes that would arise if the potential shares outstanding in the period were actually issued.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Treasury shares
3.18	Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity.  No gain or loss is recognized in the profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in additional paid-in capital. Voting rights related to treasury shares are nullified and no dividends are allocated to them.

Investments in an associate
3.19	Investments in an associate

The Company’s investment in its associates are accounted for using the equity method. An associate is an entity in which the Company has significant influence. Under the equity method, the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

The income statement reflects the Company’s share of the results of operations of the associate. Any change in other comprehensive income of those investees is presented as part of the Company’s other comprehensive income.  When there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

The Company’s share of profit or loss of an associate is shown on the face of the income statement and represents profits or loss after tax and non-controlling interests in the subsidiaries of the associate.

The financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. The Company determines at each reporting date whether there is any objective evidence that the investment in associates is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in share of losses of associates in the income statement.

Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retaining investment and proceeds from disposal is recognized in profit or loss.

Government grant

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.20	Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs, which it is intended to compensate, are expensed.  When the grant relates to an asset, it is recognized as a liability in equal amounts over the expected useful life of the related asset. The government grants received during 2017 and 2016 were immaterial.

Non-current assets held for sale
3.21	Non-current assets held for sale

The Company classifies non-current assets and disposal groups as held for sale/distribution to owners if their carrying amounts will be recovered principally through a sale/distribution rather than through continuing use. Non-current assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell. The criteria for held for sale classification is regarded met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Property, plant and equipment and intangible assets once classified as held for sale/distribution to owners are not depreciated or amortized.

When equity method investments are classified as held for sale, the investor discontinues the use of the equity method from the date that the investment (or the portion of it) is classified as held for sale; instead, the associate or joint venture is then measured at the lower of its carrying amount and fair value less cost to sell.

Significant accounting judgements, estimates and assumptions
3.22	Significant accounting judgements, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements

In the process of applying the Company’s accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Bill and hold transaction

Revenue from sale of goods is recognized when the significant risks and rewards of ownership of the goods have been transferred to the buyer.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.22	Significant accounting judgements, estimates and assumptions (continued)

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Impairment of non-financial assets

At each reporting date or whenever events indicate that the asset’s value has declined or significant changes in the market with an adverse effect have taken place, the Company assesses whether there is an indication that an asset in the scope of IAS 36 may be impaired. If any indication exists, the Company completes impairment testing for the CGU to which the individual assets belong. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. The recoverable amount of an individual asset or CGU is the higher of fair value less costs to sell and its value in use. The fair value less costs of disposal calculation is based on available data from binding sale arrangements, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposal of the assets. The value in use is measured at the net present value of the future cash flows the entity expects to derive from the asset or CGU. Cash flow projection involves subjective judgments and estimates which include the estimated useful lives of property, plant and equipment, capacity that generates future cash flows, capacity of physical output, potential fluctuations of economic cycle in the industry and the Company’s operating situation.   See Note 15 – Property, Plant and Equipment.

Fair value disclosure of investment properties

The Company carries its investment properties at cost, and discloses the fair value of the investment properties in footnotes. The valuation has been made on the assumption to sell the property interests on the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement which would serve to increase the value of the property interests. The method of valuation used to determine the fair value of the investment properties is provided in Note 17.

Fair value of financial instruments

Where the fair values of financial assets and financial liabilities recorded in the balance sheet cannot be derived from active markets, they are determined using valuation techniques including income approach (for example, the discounted cash flows model) or the market approach. Changes in assumptions about these factors could affect the reported fair value of the financial instruments. Please refer to Note 11 for more details.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.22	Significant accounting judgements, estimates and assumptions (continued)

Impairment of trade receivables

The Company maintains an allowance for estimated loss arising from the inability of its customers to make the required payments. The Company makes its estimates based on the ageing of its trade receivable balances, customers’ creditworthiness, historical write-off experience and recovery of collateral. If the financial condition of its customers was to deteriorate so that the actual impairment loss might be higher than expected, the Company would be required to revise the basis of making the allowance and its future result would be affected.

Refer to Note 12 and Note 26 for more information regarding the impairment of trade receivables and the related credit risks.

Net realizable value of inventory

Net realized value is the estimated selling price in the ordinary course of business less estimated costs to completion and the estimated costs necessary to make the sale. Management makes reference to actual sales prices after reporting date when making their estimate of net realizable value.

Refer to Note 13 for more information regarding the net realizable value of inventory.

Taxes

Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to tax income and expense already recorded. The Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the taxing authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the companies.

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

As of December 31, 2017, the Company has $13,756 (2016: $18,225) of tax losses carried forward. These losses related to subsidiaries that have a history of losses, do not expire and may not be used to offset taxable income elsewhere in the Company except for $197 (2016: $619) that will be realized. The subsidiaries do not have any tax planning opportunities available that could support the recognition of these losses as deferred tax assets. On this basis, the Company has determined that it cannot recognize deferred tax assets on the tax losses carried forward.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.22	Significant accounting judgements, estimates and assumptions (continued)

If the Company was able to recognize all unrecognized deferred tax assets, profit and equity would have increased by $3,947 (2016: $4,846; 2015: $3,473). Further details on taxes are disclosed in Note 8.

Post-employment benefits under defined benefit plans

In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rate of 1 to 10 times of their monthly salary rate, depending on the length of service.  In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees 29 times of their final monthly salary.

The cost of the defined benefit pension plan and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions that may differ from actual developments in the future. These include the determination of the discount rate, future salary increases and mortality rates. Due to the complexity of the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

In determining the appropriate discount rate, management considers the limited corporate bond in Thailand, taken into account the yields on Thai Government Bonds and extrapolated maturity corresponding to the expected duration of the defined benefit obligation.

Post-employment benefits under defined benefit plans (continued)

The mortality rate is based on most recent mortality investigation on policyholders of life insurance companies in Thailand. Future salary increases and pension increases are based on expected future inflation rates derived from external economic data and together with historical experience of Charoong Thai.

Further details about the assumptions used, including a sensitivity analysis, are given in Note 21.

Revenue recognition of SDI projects

Changes in percentage of completion would result in changes in contract revenue and costs recognized in the statement of comprehensive income during the year. Significant estimation by management is also required in assessing the recoverability of the contracts based on estimated total contract revenue and contract costs.  In making the estimation, management’s evaluation is based on the actual level of work performed and past experience.

The carrying amount of the Company’s gross amounts due from customers for contract work-in-progress is disclosed in Note 14.